Risk management - Additional Information (Details) $ in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 COP ($)	Jun. 30, 2025 COP ($)	Jun. 30, 2026 COP ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)
Risk management
Closing balance exchange rate	3,440.83			3,440.83	3,757.08
Net position of assets and liabilities different functional currency	$ 1,654
Repayment of loans and borrowings		$ 13,556	$ 3,313
variation in the exchange rate	15.00%	15.00%
Scenario / variation in the exchange rate	8.00%	8.00%
Bottom of range
Risk management
Renewable energy installed capacity	30.00%	30.00%
Top of range
Risk management
Renewable energy installed capacity	40.00%	40.00%
Colombian Peso
Risk management
Net liabilities of companies in the group with a different functional currency	$ 17,969
Exchange difference valuation of remaining net liabilities	963
US Dollar
Risk management
Exchange difference valuation of remaining net liabilities	$ 17,006,000
variation in the exchange rate	15.00%	15.00%
Scenario / variation in the exchange rate	8.00%	8.00%
Hedge of a net investment in a foreign operation
Risk management
Hedging instrument at the end of the period	$ 9,880			$ 1,091	$ 2,718	$ 6,467
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Hedging instrument at the end of the period	9,530
Repayment of loans and borrowings	330
Hedge of a net investment in a foreign operation | ISA Colombia
Risk management
Hedging instrument at the end of the period	$ 330
Commodity price risk
Risk management
Total net asset (liability) position in swaps				(36)	$ 63
Currency risk
Risk management
Increase decrease in foreign exchange rate	8.42%	8.42%
Currency risk | Forwards And Options Contract
Risk management
Derivative financial assets held for hedging				$ 291